Fees and Expenses - American Funds International Vantage Fund	Jan. 13, 2025
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.48%
Distribution and/or service (12b-1) fees	None
Other expenses	0.06
Total annual fund operating expenses	0.54
Fee waiver	—
Total annual fund operating expenses after fee waiver	0.54

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Share class:	R-6
1 year	$55
3 years	173
5 years	302
10 years	677

Expense Example Closing [Text Block]	Keep this supplement with your prospectus.